SCHEDULE OF COMPANY REMAINING CONTRACTUAL MATURITIES FOR ITS FINANCIAL LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade payables	$ 831
Amounts owed to related parties	272	$ 78
Note payable	5,187	2,111
Total	6,290	2,189
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables	831
Amounts owed to related parties	272	78
Note payable	5,187	1,070
Total	6,290	1,148
Later than one years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Amounts owed to related parties
Note payable		1,041
Total		1,041
Undiscounted cash flow [member]
IfrsStatementLineItems [Line Items]
Trade payables	831
Amounts owed to related parties	272	78
Note payable	5,187	2,111
Total	$ 6,290	$ 2,189